Vista Outdoor Inc. - 10-Q Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The following section describes the valuation methodologies we use to measure our financial instruments at fair value on a recurring basis:
Derivative Financial Instruments
Hedging instruments (see Note 4, Derivative Financial Instruments), are re-measured on a recurring basis using broker quotes, daily market foreign currency rates, and interest rate curves as applicable and are therefore categorized within Level 2 of the fair value hierarchy.
Contingent Consideration
In connection with some of our acquisitions, we recorded contingent consideration liabilities that can be earned by the sellers upon achievement of certain milestones. The liabilities are measured on a recurring basis and recorded at fair value, using a discounted cash flow analysis or a Monte Carlo simulation analysis in a risk-neutral framework with assumptions for volatility, market price of risk adjustment, risk-free rate, and cost of debt, utilizing revenue projections for the respective earn-out period, corresponding targets and approximate timing of payments as outlined in the purchase agreements. The inputs used to calculate the fair value of the contingent consideration liabilities are considered to be Level 3 inputs due to the lack of relevant market activity and significant management judgment. Changes in the fair value of the contingent consideration obligation results from changes in discount periods and rates, and changes in probability assumptions with respect to the likelihood of achieving the performance targets.
The fair value adjustments are recorded in selling, general, and administrative in the condensed consolidated statements of comprehensive income. The estimated fair value of contingent consideration payable related to our acquisition of Stone Glacier as of June 30, 2024 is $2,806.
Following is a summary of our contingent consideration liability Level 3 activity:

March 31, 2024	$3,556
Payments made	(750)
Balance, June 30, 2024	$2,806
Contingent consideration liabilities are reported under the following captions in the condensed consolidated balance sheets:

	June 30, 2024	March 31, 2024
Other current liabilities	$2,806	$750
Other long-term liabilities	—	2,806
Total	$2,806	$3,556
Disclosures about the Fair Value of Financial Instruments
The carrying amount of our receivables, inventory, accounts payable, and accrued liabilities as of June 30, 2024 and March 31, 2024 approximates fair value because of the short maturity of these instruments. The carrying values of cash and cash equivalents as of June 30, 2024 and March 31, 2024 are categorized within Level 1 of the fair value hierarchy.
The table below discloses information about carrying values and estimated fair value relating to our financial assets and liabilities:

	June 30, 2024		March 31, 2024
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Fixed rate debt(1)	$500,000	$501,605	$500,000	$500,865
Variable rate debt(2)	135,000	135,000	220,000	220,000
(1) Fixed rate debt—In fiscal year 2021, we issued $500,000 aggregate principal amount of 4.5% Senior Notes which will mature on March 15, 2029. These notes are unsecured and senior obligations. The fair value of the fixed-rate debt is based on market quotes for each issuance. We consider these to be Level 2 instruments. See Note 14, Long-term Debt, for information on our credit facilities, including certain risks and uncertainties.
(2) Variable rate debt— The carrying value of the amounts outstanding under our ABL Revolving Credit Facility approximates the fair value because the interest rates are variable and reflective of market rates as of June 30, 2024. The fair value of this debt is categorized within Level 2 of the fair value hierarchy based on the observable market borrowing rates. See Note 14, Long-term Debt, for additional information on our credit facilities, including related certain risks and uncertainties.
We periodically evaluate the recoverability of the carrying amount of our long-lived assets, including amortizing intangible assets, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be fully recoverable or exceeds its fair value. These assets include long-lived assets that are written down to fair value when they are held for sale or determined to be impaired. See Note 7, Divestitures and Acquisitions, for discussion of impairment recorded during the first fiscal quarter of 2025 related to divestiture completed in the second fiscal quarter of 2025. See Note 3, Leases, for discussion of right of use asset (ROU) impairments during the first fiscal quarter of 2025. Significant assumptions were used to estimate fair value of long-lived assets, which were categorized within Level 3 of the fair value hierarchy. See Note 13, Restructuring, for discussion of long-lived asset impairments related to our GEAR Up restructuring plan during the first fiscal quarter of 2025.
Fair Value of Financial Instruments
We measure and disclose our financial assets and liabilities at fair value on a recurring and nonrecurring basis. Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability (the exit price) in the principal and most advantageous market for the asset or liability in an orderly transaction between market participants. Assets and liabilities carried at fair value are classified using the three-tier hierarchy. See Note 1, Significant Accounting Policies, for additional information.
The following section describes the valuation methodologies we use to measure our financial instruments at fair value on a recurring basis:
Derivative Financial Instruments
Hedging instruments (see Note 4, Derivative Financial Instruments), are re-measured on a recurring basis using broker quotes, daily market foreign currency rates, and interest rate curves as applicable and are therefore categorized within Level 2 of the fair value hierarchy.
Note Receivable
In connection with the sale of our Firearms business in fiscal year 2020, we received a $12,000 interest-free, five-year pre-payable promissory note, originally due June 2024. Based on the general market conditions and the credit quality of the buyer at the time of the sale, we discounted the Note Receivable at an effective interest rate of 10% and estimated fair value using a discounted cash flow approach. We considered this to be a Level 3 instrument. The note was paid in full during the fourth quarter of fiscal year 2023.
Contingent Consideration
In connection with some of our acquisitions, we recorded contingent consideration liabilities that can be earned by the sellers upon achievement of certain milestones. The liabilities are measured on a recurring basis and recorded at fair value, using a discounted cash flow analysis or a Monte Carlo simulation analysis in a risk-neutral framework with assumptions for volatility, market price of risk adjustment, risk-free rate, and cost of debt, utilizing revenue projections for the respective earn-out period, corresponding targets and approximate timing of payments as outlined in the purchase agreements. The inputs used to calculate the fair value of the contingent consideration liabilities are considered to be Level 3 inputs due to the lack of relevant market activity and significant management judgment. Changes in the fair value of the contingent consideration obligation results from changes in discount periods and rates, and changes in probability assumptions with respect to the likelihood of achieving the performance targets. The fair value adjustments are recorded in selling, general, and administrative in the consolidated statement of comprehensive income (loss). The estimated fair values of contingent consideration payable related to our acquisitions of QuietKat, Stone Glacier, and Fox Racing as of March 31, 2024 are $750, $2,806, and $0, respectively. See Note 7, Acquisitions, for additional information.
Following is a summary of our contingent consideration liability Level 3 activity during fiscal year 2024:

Balance, March 31, 2023	$20,274
Increase in fair value	5,855
Payments made	(22,573)
Balance, March 31, 2024	$3,556
Contingent consideration liabilities are reported under the following captions in the consolidated balance sheets:

	March 31,
	2024	2023
Other current liabilities	$750	$8,586
Other long-term liabilities	2,806	11,688
Total	$3,556	$20,274
Disclosures about the Fair Value of Financial Instruments
The carrying amount of our receivables, inventory, accounts payable, and accrued liabilities as of March 31, 2024 and March 31, 2023 approximates fair value because of the short maturity of these instruments. The carrying values of cash and cash equivalents as of March 31, 2024 and March 31, 2023 are categorized within Level 1 of the fair value hierarchy.
The table below discloses information about carrying values and estimated fair value relating to our financial assets and liabilities:

	March 31,
	2024		2023
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Fixed rate debt(1)	$500,000	$500,865	$500,000	$404,000
Variable rate debt(2)	220,000	220,000	560,000	560,000
(1) Fixed rate debt—In fiscal year 2021, we issued $500,000 aggregate principal amount of 4.5% Senior Notes which will mature on March 15, 2029. These notes are unsecured and senior obligations. The fair value of the fixed-rate debt is based on market quotes for each issuance. We consider these to be Level 2 instruments. See Note 14, Long-term Debt, for information on our credit facilities, including certain risks and uncertainties.
(2) Variable rate debt— The carrying value of the amounts outstanding under our ABL Revolving Credit Facility approximates the fair value because the interest rates are variable and reflective of market rates as of March 31, 2024. The fair value of this debt is categorized within Level 2 of the fair value hierarchy based on the observable market borrowing rates. See Note 14, Long-term Debt, for additional information on our credit facilities, including related certain risks and uncertainties.
During the third fiscal quarter of 2024, we recognized impairment losses related to our goodwill and indefinite-lived intangible assets. The fair value of these assets are categorized within Level 3 of the fair value hierarchy. See Note 1, Significant Accounting Policies, and Note 11, Goodwill and Intangible Assets, for discussion and details of the impairment losses recorded in the third fiscal quarter of 2024.
We periodically evaluate the recoverability of the carrying amount of our long-lived assets, including amortizing intangible assets, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be fully recoverable or exceeds its fair value. These assets include long-lived assets that are written down to fair value when they are held for sale or determined to be impaired. See Note 1, Significant Accounting
Policies, and Note 11, Goodwill and Intangible Assets, for discussion of an identified trigger event and impairment expense related to certain amortizing intangibles during third fiscal quarter of 2024. See Note 3, Leases, for discussion of right of use asset (ROU) impairments during the fiscal year. Significant assumptions were used to estimate fair value of long-lived assets, which were categorized within Level 3 of the fair value hierarchy. See Note 13, Restructuring, for discussion of long-lived asset impairments related to our restructuring plan during fiscal year 2024.